As Filed with the Securities and Exchange Commission on May 10, 2012

Securities Act File No. 333-178569

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933  [X]

Pre-Effective Amendment No. __  [__]

Post-Effective Amendment No. 1  [X]

DWS INSTITUTIONAL FUNDS
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY  10154
(Address of Principal Executive Offices) (Zip Code)

617-295-1000
(Registrant’s Area Code and Telephone Number)

John Millette, Secretary
One Beacon Street
Boston, Massachusetts 02108
(Name and Address of Agent for Service)

With copies to:

Thomas Hiller, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended. The filing is being made solely for the purpose of adding Exhibit 12 to the Registrant’s Registration Statement on Form N-14 (File No. 333-178569), as filed with the Securities and Exchange Commission (the “SEC”) on March 7, 2012 and supplemented on March 12, 2012.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of Pre-Effective Amendment No.1 to the Registration Statement on Form N-14 of DWS Institutional Funds (the “Registrant”) under the Securities Act of 1933, as amended, filed with the SEC on March 7, 2012 and supplemented on March 12, 2012 (File No. 333-178569).

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on March 7, 2012 and supplemented on March 12, 2012 (File No. 333-178569).

PART C. OTHER INFORMATION

Item 15.                      Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust (Exhibit (a) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

On April 5, 2002, Zurich Scudder Investments, Inc. (“Scudder”), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the “Transaction”).  In connection with the Trustees’ evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not “interested persons” of Scudder, Deutsche Bank or Registrant (the “Independent Trustees”) for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees’ consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

Deutsche Investment Management Americas Inc. (hereafter, “DIMA”), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant (“Private Litigation and Enforcement Actions”).  In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, “Covered Matters”), including without limitation:

1.
all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

2.	all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

3.
any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

4.
any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DIMA will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DIMA and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

5.
all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee’s duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action.  In addition, to the extent that DIMA has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee’s liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee’s duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DIMA.

Item 16.	Exhibits

	(1)	(a)
Amended and Restated Declaration of Trust dated June 2, 2008. (Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement as filed with the Commission on September 30, 2008.)

(b)
Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest dated January 22, 2009.  (Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement as filed with the Commission on February 13, 2009.)

(c)
Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest, With $0.01 Par Value dated January 19, 2011.  (Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement as filed with the Commission on February 10, 2011.)

	(2)		Amended and Restated By-Laws, dated April 1, 2011. (Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement as filed with the Commission on April 29, 2011.)

	(3)		Not applicable.

	(4)		The Agreement and Plan of Reorganization. (Incorporated by reference to Appendix B to Part A of the Registrant’s registration statement on Form N-14 (File No. 333-178569) filed on March 7, 2012.)

	(5)		Portions of Agreement and Declaration of Trust and By-Laws relating to shareholders’ rights - incorporated by reference as described in Item 16(1) and (2) above.

	(6)	(a)
Amended and Restated Investment Management Agreement dated July 1, 2006, between the Registrant and Deutsche Investment Management Americas Inc., on behalf of DWS EAFE Equity Index Fund, DWS U.S. Bond Index Fund, DWS Equity 500 Index Fund and DWS S&P 500 Index Fund.  (Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement as filed with the Commission on April 29, 2011.)

(b)
Sub-Advisory Agreement between Deutsche Investment Management Americas Inc. and Northern Trust Investments, N.A., dated April 25, 2003, as revised January 1, 2007.  (Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement as filed with the Commission on October 1, 2007.)

	(7)	(a)
Master Distribution Agreement between Registrant and DWS Investments Distributors, Inc., dated January 13, 2010.  (Incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement as filed with the Commission on March 2, 2010.)

(b)
Appendix A, effective December 1, 2011, to Master Distribution Agreement dated January 13, 2010.  (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement as filed with the Commission on April 27, 2012.)

(8)		Bonus or Profit Sharing Contracts -- Not applicable.

(9)	(a)
Master Custody Contract between Registrant and State Street Bank and Trust Company, dated November 17, 2008.  (Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement as filed with the Commission on January 27, 2009.)

(b)
Appendix A (effective March 1, 2012) to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company.  (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement as filed with the Commission on April 27, 2012.)

(10)	(a)
Rule 12b-1 Plan dated February 17, 2009, for DWS U.S. Bond Index Fund, Class A Shares. (Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement as filed with the Commission on February 13, 2009.)

(b)
Rule 12b-1 Plan dated April 29, 2011, for DWS S&P 500 Index Fund, Class A Shares. (Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement as filed with the Commission on April 29, 2011.)

(c)
Rule 12b-1 Plan dated April 29, 2011, for DWS S&P 500 Index Fund, Class B Shares. (Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement as filed with the Commission on April 29, 2011.)

(d)
Rule 12b-1 Plan dated April 29, 2011, for DWS S&P 500 Index Fund, Class C Shares. (Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement as filed with the Commission on April 29, 2011.)

(e)
Amended and Restated Multi-Distribution System Plan with respect to DWS Institutional Funds, pursuant to Rule 18f-3, dated April 29, 2011. (Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement as filed with the Commission on April 29, 2011.)

(11)		Opinion of Ropes & Gray LLP, including consent. (Incorporated by reference to the Registrant’s registration statement on Form N-14 (File No. 333-178569) filed on March 7, 2012.)

(12)		Opinion of Ropes & Gray LLP as to Tax Matters, including consent. (Filed herein.)

(13)	(a)
Amended and Restated Administrative Services Agreement dated October 1, 2010, between the Registrant and Deutsche Investment Management Americas Inc.  (Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement as filed with the Commission on April 29, 2011.)

	(b)	Form of Indemnification Agreements. (Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement as filed with the Commission on November 16, 2004.)

(c)
Form of Mutual Fund Rule 22c-2 Information Sharing Agreement between Registrant and DWS Scudder Distributors, Inc. and certain financial intermediaries. (Incorporated by reference to the Registrant’s registration statement on Form N-14 (File No. 333-178569) filed on March 7, 2012.)

(d)
Form of Expense Limitation Agreement, between the Registrant and Deutsche Investment Management Americas Inc. (Incorporated by reference to the Registrant’s registration statement on Form N-14 (File No. 333-178569) filed on March 7, 2012.)

(e)
Transfer Agency and Service Agreement between Registrant and DWS Scudder Investments Service Company, dated July 1, 2006.  (Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement as filed with the Commission on April 30, 2007.)

(f)
Investment representation letter of initial shareholder of Equity 500 Index Fund.  (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed with the Commission on April 30, 1992.)

(g)
Shareholder Services Agreement for Class A, Class B and Class C shares, dated July 8, 2005, as revised on February 2, 2009, between DWS Institutional Funds and DWS Investments Distributors, Inc.  (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement as filed with the Commission on April 27, 2012.)

(14)	(a)
Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm to DWS S&P 500 Plus Fund. (Incorporated by reference to the Registrant’s registration statement on Form N-14 (File No. 333-178569) filed on March 7, 2012.)

(b)
Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm to DWS S&P 500 Index Fund. (Incorporated by reference to the Registrant’s registration statement on Form N-14 (File No. 333-178569) filed on March 7, 2012.)

(15)		Not applicable.

(16)		Power of Attorney. (Incorporated by reference to the Registrant’s registration statement on Form N-14 (File No. 333-178569) filed on December 16, 2011.)

(17)		Not applicable.

Item 17.                                 Undertakings

(1)
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

INDEX OF EXHIBITS

EXHIBIT NUMBER	EXHIBIT TITLE

(12)	Opinion of Ropes & Gray LLP as to Tax Matters, including consent

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 9th day of May 2012.

DWS INSTITUTIONAL FUNDS

By:  /s/W. Douglas Beck
        W. Douglas Beck*
        President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on May 9, 2012.

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	May 9, 2012

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	May 9, 2012

/s/John W. Ballantine
John W. Ballantine*	Trustee	May 9, 2012

/s/ Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	May 9, 2012

/s/ Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	May 9, 2012

/s/ Keith R. Fox
Keith R. Fox*	Trustee	May 9, 2012

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	May 9, 2012

/s/ Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	May 9, 2012

/s/ Richard J. Herring
Richard J. Herring*	Trustee	May 9, 2012

/s/William McClayton
William McClayton*	Trustee	May 9, 2012

/s/ Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	May 9, 2012

/s/ William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	May 9, 2012

/s/ Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	May 9, 2012

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	May 9, 2012

*By:           /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the power of attorney filed on December 16, 2011.